Average Annual Total Returns - Invesco Water Resources ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes) 1Year		NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes) 5Years		NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes) 10Years	Blended - NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes) 1Year		Blended - NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes) 5Years		Blended - NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes) 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 06, 2005	20.82%	16.97%	9.98%	20.67%	16.85%	9.85%	12.38%	13.74%	8.21%	21.51%	[1]	17.70%	[1]	[1]	21.51%	[2]	17.70%	[2]	10.71%	[2]	18.40%	15.22%	13.88%

[1]	Prior to the commencement date of July 27, 2011, performance for the Underlying Index is not available.
[2]	The “Blended—NASDAQ OMX US Water IndexSM” reflects the performance of the Palisades Water Index, the former underlying index, prior to March 1, 2012 and the Underlying Index thereafter.